Inventories - Summary of Inventories (Detail) - ARS ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of inventories [line items]
Inventories	$ 53,324	$ 27,149	$ 21,808	$ 19,173
Refined products [member]
Disclosure of inventories [line items]
Inventories	33,583	16,260	13,390
Crude oil and natural gas [member]
Disclosure of inventories [line items]
Inventories	14,571	8,474	6,551
Products in process [member]
Disclosure of inventories [line items]
Inventories	1,177	640	411
Raw materials, packaging materials and others [member]
Disclosure of inventories [line items]
Inventories	$ 3,993	$ 1,775	$ 1,456